OPERATING LEASES	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
OPERATING LEASES

13.	OPERATING LEASES

Rental income

The minimum contractual future revenues to be received on time charters in respect of vessels owned and operated as of December 31, 2013, were as follows:

Year ending December 31,	Total
(in thousands of $)
2014	50,188
2015	11,413
Total	61,601

The cost and accumulated depreciation of vessels leased to third parties at December 31, 2013 and 2012 were $190.4 million and $29.3 million, and $620.0 million and $141.2 million, respectively.

Rental expense

We are committed to making rental payments under operating leases for office premises.  The future minimum rental payments under our non-cancellable operating leases are as follows:

Year ending December 31,	Total
(in thousands of $)
2014	374
2015	381
2016	381
2017	381
2018	256
Total minimum lease payments	1,773

Total rental expense for operating leases was $0.7 million, $0.7 million and $1.0 million for the years ended December 31, 2013, 2012 and 2011, respectively.